Note 7 - Debt (Details Textual) - USD ($) $ in Thousands				6 Months Ended
	Mar. 19, 2020	Feb. 21, 2020	Jan. 21, 2020	Jun. 30, 2020
ABN Bank [Member]
Repayments of Lines of Credit			$ 29,475
Nord/ LB Bank [Member]
Long-term Line of Credit, Total				$ 296,517
Alpha Bank [Member]
Repayments of Lines of Credit		$ 19,888
AT Bank [Member]
Repayments of Lines of Credit	$ 32,375
London Interbank Offered Rate (LIBOR) [Member] | ABN Bank [Member]
Debt Instrument, Basis Spread on Variable Rate				0.30%